UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02979
Morgan Stanley Tax-Exempt Securities Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)     (Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended June 30, 2008

Total Return for the 6 Months Ended June 30, 2008

				Lehman	Lipper
				Brothers	General
				Municipal	Municipal
				Bond	Debt Funds
Class A	Class B	Class C	Class I+	Index[1]	Index[2]

–1.15%	–1.40%	–1.46%	–1.13%	0.02%	–0.69%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The fixed income market was tremendously volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. As a result, investors shunned risky assets in favor of the relatively safe haven of high-quality government securities, fueling the performance of U.S. Treasuries while driving spreads in other sectors considerably wider.

The Federal Reserve (the “Fed”) stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rates by 225 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase’s purchase of troubled Bear Stearns — once the country’s fifth largest investment bank — in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in spread sector performance that lasted through mid-June. Citing the need to maintain a balance between supporting the economy while limiting inflationary pressures, the Fed held the target federal funds rate steady at 2.0 percent in June, where it had stood since the last rate cut in April. In the final weeks of the quarter, the market retreated again as investors paused to consider new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period Treasuries outperformed all other sectors of the fixed income market.

After a difficult first quarter, the municipal bond market regained ground versus Treasuries in April and May as investors recognized the “cheapness” of municipals versus taxable products. However, some of that outperformance was given back late in the quarter. Overall, investment-grade municipal bonds outperformed high-yield municipals. Investment-grade municipals also outperformed their taxable counterparts. As of period end, municipal yields remained higher than at the start of the year, except on the front end of the yield curve.

Performance Analysis

All share classes of Morgan Stanley Tax-Exempt Securities Trust underperformed the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

Over the course of the period, we added to the Fund’s holdings in zero-coupon municipal bonds as they have become cheaper relative to their coupon-bearing counterparts. Unfortunately, zero-coupon issues underperformed during the period and holdings here held back performance. Overweight exposures to the hospital/life care and tobacco sectors also hindered performance as spreads in both sectors widened, causing their performance to wane.

Other positions, however, were additive to performance. An overweight to the public utility sector, particularly water and sewer bonds, enhanced returns as the flight to quality that took place during the early part of the period helped boost the performance of the more solid infrastructure sectors such as these. Given the outperformance of the higher-rated segment of the municipal market, the Fund’s overall emphasis on higher-quality securities was also additive.

The Fund’s yield-curve positioning was beneficial as well. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS as of 06/30/08
General Obligation	12.9%
Other Revenue	11.8
Transportation	11.8
Public Power	10.4
Hospital	10.3

LONG-TERM CREDIT ANALYSIS as of 06/30/08

Aaa/AAA	29.9%
Aa/AA	35.1
A/A	16.7
Baa/BBB	12.0
Ba/BB	2.5
NR	3.8

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 06/30/08
California	14.4%
New York	13.9
Texas	9.6
Illinois	6.4
Washington	5.3
Florida	4.8
New Jersey	4.7
Colorado	4.3
Georgia	3.9
Alaska	3.3
District of Columbia	2.8
Puerto Rico	2.3
Michigan	2.1
Tennessee	1.8
Missouri	1.7
Pennsylvania	1.6
Massachusetts	1.5
Arizona	1.4
Connecticut	1.3
North Carolina	1.3
South Carolina	1.3
Iowa	1.2%
Ohio	1.2
Nevada	1.2
Maryland	1.1
Indiana	1.0
Idaho	0.9
Kansas	0.9
Utah	0.6
Kentucky	0.5
Hawaii	0.5
West Virginia	0.4
Alabama	0.4
Louisiana	0.3
Wisconsin	0.3
Vermont	0.2
New Mexico	0.2
Oregon	0.1
Virginia	0.1
Arkansas	0.1
New Hampshire	0.0

Total Long-Term Investments*	100.9
Short-Term Investment	1.6
Liability for Floating Rate Note Obligations	(3.4)
Other Assets in Excess of Liabilities	0.9

Net Assets	100.0%

* Does not include open long/short futures contracts with an underlying face amount of $526,439,649 with total unrealized depreciation of $886,600 and open swap contracts with unrealized depreciation of $1,145,675.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit analysis are as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies. These municipal obligations will have the following ratings at the time of purchase:

• municipal bonds — within the four highest grades by Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or Fitch Ratings (“Fitch”);

• municipal notes — within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

• municipal commercial paper — within the highest grade by Moody’s, S&P or Fitch.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 03/27/80)		(since 07/28/97)		(since 07/28/97)		(since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	0.36	% [3]	(0.07	)% [3]	(0.19	)% [3]	0.60	% [3]
	(3.91	) [4]	(4.85	) [4]	(1.14	) [4]	—

5 Years	2.87	[3]	2.45	[3]	2.34	[3]	3.08	[3]
	1.98	[4]	2.12	[4]	2.34	[4]	—

10 Years	4.24	[3]	3.90	[3]	3.71	[3]	4.45	[3]
	3.79	[4]	3.90	[4]	3.71	[4]	—

Since Inception	7.44	[3]	4.13	[3]	3.89	[3]	7.68	[3]
	7.27	[4]	4.13	[4]	3.89	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund’s historical performance has been restated to reflect the absence of any sales charge.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation, respectively, and with maturities of two years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper General Municipal Debt Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees, distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 — 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	01/01/08 –
	01/01/08	06/30/08	06/30/08

Class A
Actual (–1.15% return)	$1,000.00	$988.50	$4.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.34	$4.57
Class B
Actual (–1.40% return)	$1,000.00	$986.00	$6.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.37
Class C
Actual (–1.46% return)	$1,000.00	$985.40	$6.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$6.87
Class I@@
Actual (–1.13% return)	$1,000.00	$988.70	$3.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.53	$3.37

@	Expenses are equal to the Fund’s annualized expense ratios of 0.91%, 1.27%, 1.37% and 0.67% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Priority Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Tax-Exempt Municipal Bonds (100.9%)
	Alabama (0.4%)
$3,710	Jefferson County School Ser 2004-A	5.25%		01/01/23	$3,435,905

	Alaska (3.3%)
25,000	North Slope Borough Ser 2000 B (MBIA Insd)	0.00		06/30/11	22,363,250
9,000	Northern Tobacco Securitization Corporation, Asset-Backed Ser 2006 A	5.00		06/01/32	7,125,120

					29,488,370

	Arizona (1.4%)
2,375	Arizona State, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/24	2,444,588
2,420	Arizona State, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/26	2,477,620
3,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/23	3,130,140
2,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/25	2,143,755
2,000	Phoenix Civic Improvement Corporation, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00		07/01/27	2,032,100

					12,228,203

	Arkansas (0.1%)
1,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA Insd)	5.00		11/01/34	1,005,320

	California (14.4%)
4,535	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00		12/01/25	4,714,450
375	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/25	392,531
3,025	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/26	3,153,895
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0	.00(a)	06/01/28	2,160,360
10,000	California Economic Recovery Ser 2004 A (b)	5.00		07/01/16	10,409,600
1,340	California Housing Finance Agency, Home 1983 Ser B	0.00		08/01/15	731,921
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.70		08/01/31	3,543,200
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.75		08/01/36	3,526,520
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00		01/01/28 (c)	5,359,400
5,000	California Statewide Communities Development Authority, Adventist Health/West 2005 Ser A	5.00		03/01/30	4,795,300
2,500	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00		07/01/35	2,372,325
7,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00		08/15/32	6,752,410
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19	5,647,050
20,000	California, Various Purpose Dtd 06/01/07	5.00		06/01/37	19,668,600

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$10,000	Foothill/Eastern Transportation Corridor Agency Ser 1999	0	.00(a)%	01/15/27	$9,210,300
12,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser Refg 2007 A	5.125		06/01/47	9,171,240
8,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00		06/01/45	7,358,720
50,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	0.00		06/01/47	2,433,000
780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.125		08/15/25	772,504
1,960	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25		08/15/26	1,953,062
3,560	Loma Linda University Medical Center Ser 2005 A	5.00		12/01/22	3,456,618
2,000	Riverside County Public Financing Authority, Air Force Village West Inc (COPs)	5.75		05/15/19	2,015,100
3,900	Riverside County Public Financing Authority, Air Force Village West Inc (COPs)	5.80		05/15/29	3,895,944
5,000	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	4.75		07/01/23	5,030,350
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	6	.42(d)	07/01/15	10,539,450

					129,063,850

	Colorado (4.3%)
870	Colorado Health Facilities Authority, Catholic Health-C5 (FSA Insd)	4.75		09/01/25	865,902
1,320	Colorado Health Facilities Authority, Catholic Health-Ser C-7 (FSA Insd)	4.75		09/01/25	1,313,783
75	Colorado Housing and Finance Authority, 1997 Ser C-2 (AMT)	6.875		11/01/28	76,238
200	Colorado Housing and Finance Authority, 1998 Ser A-2 (AMT)	6.60		05/01/28	207,334
15,000	Colorado Springs Utilities Refg Ser 2002 (AMBAC Insd)	5.375		11/15/20	15,718,350
20,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd)	0.00		09/01/14	15,046,000
5,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd)	0.00		09/01/16	3,340,050
1,650	Metropolitan Football Stadium District, Sales Tax Ser 1999 A (MBIA Insd)	0.00		01/01/11	1,512,753
750	Public Authority for Colorado Energy Natural Gas, Ser 2008	6.25		11/15/28	724,815

					38,805,225

	Connecticut (1.3%)
1,100	Connecticut Health and Educational Facilities Authority, Quinnipiac University Ser 2007 K-2 (MBIA Insd)	5.00		07/01/23	1,130,514
2,300	Connecticut Health and Educational Facilities Authority, Yale University Ser 1997 T-1	4.70		07/01/29	2,323,552
9,000	Mashantucket (Western) Pequot Tribe, Special 1997 Ser B (e)	5.75		09/01/27	8,269,920

					11,723,986

	District of Columbia (2.8%)
12,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	11,097,480

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$4,040	District of Columbia Water and Sewer Authority, Refg Subordinated Lien Ser 2008 A (AGC Insd)	5.00%		10/01/28	$4,104,519
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001 A (AMT) (MBIA Insd) (f)	5.50		10/01/27	10,002,800

					25,204,799

	Florida (4.8%)
4,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36	3,851,360
8,500	Jacksonville Transportation Ser 2001 (MBIA Insd)	5.00		10/01/26	8,562,730
2,500	Miami-Dade County Ser 2005 (MBIA Insd)	0	.00(a)	10/01/35	2,269,650
1,840	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00		10/01/27	1,835,345
2,500	Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875		10/01/22	3,141,550
6,195	Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13	6,243,073
18,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (g)	5.00		08/15/42	17,125,470

					43,029,178

	Georgia (3.9%)
4,000	Atlanta Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34	4,000,000
5,000	Atlanta Airport Ser 2000 A (FGIC Insd)	5.875		01/01/17	5,144,850
5,000	Atlanta Airport Ser 2004 C (FSA Insd)	5.00		01/01/33	5,036,050
3,000	Augusta Water & Sewer Ser 2004 A (FSA Insd)	5.25		10/01/39	3,110,130
5,000	Fulton County Water & Sewerage Ser 1998 (FGIC Insd)	4.75		01/01/28	4,779,400
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA Insd)	6.50		01/01/17	10,718,924
2,025	Main Street Natural Gas, Inc. Ser 2008 A	6.25		07/15/28	1,959,856

					34,749,210

	Hawaii (0.5%)
3,460	Hawaii Airport 2000 Ser B (AMT) (FGIC Insd)	6.625		07/01/17	3,575,530
985	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30	1,006,197

					4,581,727

	Idaho (0.9%)
4,230	Idaho Housing & Financing Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/23	4,551,268
3,485	Idaho Housing & Financing Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/24	3,740,869

					8,292,137

	Illinois (6.4%)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$5,000	Chicago O’ Hare International Airport Ser 2005 A (MBIA Insd)	5.25%		01/01/24	$5,071,150
4,280	Chicago Park District Ser 2004 A (AMBAC Insd)	5.00		01/01/26	4,348,694
2,000	Chicago Refg 2001 A (MBIA Insd)	0	.00(a)	01/01/17	1,899,160
5,000	Chicago Refg Ser 1995 A-2 (AMBAC Insd)	6.25		01/01/14	5,624,250
4,840	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	5,084,178
2,600	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/26	2,675,296
990	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/27	1,014,077
3,495	Illinois Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20	3,988,599
3,295	Kendall, Kane and Will Counties Community Unit School District # 308 Ser 2008 (FSA Insd)	0.00		02/01/20	1,888,364
11,500	Kendall, Kane and Will Counties Community Unit School District # 308 Ser 2008 (FSA Insd)	0.00		02/01/23	5,556,110
20,000	Metropolitan Pier & Exposition Authority Refg Ser 2002 B (MBIA Insd)	0	.00(a)	06/15/22	13,439,800
6,000	Regional Transportation Authority, Refg Ser 1999 (FSA Insd)	5.75		06/01/21	6,839,940

					57,429,618

	Indiana (1.0%)
8,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.375		02/01/19	8,518,000

	Iowa (1.2%)
5,000	Tobacco Settlement Authority Ser 2005 C	5.375		06/01/38	4,061,200
7,000	Tobacco Settlement Authority Ser 2005 C	5.50		06/01/42	5,729,290
1,275	Washington County Hospital Ser 2006	5.50		07/01/32	1,145,995

					10,936,485

	Kansas (0.9%)
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50		09/01/32	1,727,020
3,000	Wyandotte County/Kansas City, Area B Refg Ser 2005	5.00		12/01/20	2,859,660
3,050	Wyandotte County/Kansas City, Utility Ser 2004 B (FSA Insd)	5.00		09/01/27	3,109,780

					7,696,460

	Kentucky (0.5%)
5,000	Louisville & Jefferson County Metropolitan Sewer District Ser 1998 A (FGIC Insd)	4.75		05/15/28	4,782,700

	Louisiana (0.3%)
3,000	Louisiana Offshore Terminal Authority, LOOP LLC Ser 2007 B-2	4.30		10/01/37	3,050,490

	Maryland (1.1%)
2,500	Baltimore County, Oak Crest Village Ser 2007 A	5.00		01/01/37	2,264,600
2,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,895,720

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$6,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50%	08/15/33	$5,991,480

				10,151,800

	Massachusetts (1.5%)
6,000	Boston Water & Sewer Commission, 1998 Ser D (FGIC Insd)	4.75	11/01/22	6,028,920
1,370	Massachusetts Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00	08/01/10 (c)	1,410,812
5,910	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA Insd)	5.55	01/01/17	5,959,112

				13,398,844

	Michigan (2.1%)
4,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/32	3,932,240
5,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	4,772,350
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,071,100

				18,775,690

	Missouri (1.7%)
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14	10,710,900
60	Missouri Housing Development Commission, Homeownership 1996 Ser C (AMT)	7.45	09/01/27	61,123
405	Missouri Housing Development Commission, Homeownership 1997 Ser C-1	6.55	09/01/28	422,387
160	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	164,822
4,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00	01/01/25	3,912,080

				15,271,312

	Nevada (1.2%)
5,000	Clark County Airport Sub Lien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/23	4,949,700
3,000	Clark County Transportation Ser 1992 A (AMBAC Insd)	6.50	06/01/17	3,548,730
2,850	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40	1,931,160

				10,429,590

	New Hampshire (0.0%)
355	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29	363,971

	New Jersey (4.7%)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50%		06/15/31	$1,900,040
2,500	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75		06/15/34	2,434,225
4,000	New Jersey Economic Development Authority, Continental Airlines Inc. Ser 1999 (AMT)	6.25		09/15/19	3,268,160
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75		07/01/25	9,132,210
10,000	New Jersey Turnpike Authority Ser 2003 A (FGIC Insd)	5.00		01/01/27	9,834,100
9,000	Passaic Valley Sewerage Commissioners Ser F (FGIC Insd)	5.00		12/01/19	9,064,980
7,000	Tobacco Settlement Financing Corporation Ser 2007-1 A	4.625		06/01/26	5,822,810
5,000	Tobacco Settlement Financing Corporation Ser 2007-1 B	0.00		06/01/41	393,900

					41,850,425

	New Mexico (0.2%)
2,000	Albuquerque Gross Receipts Lodgers’ Tax, Refg Ser 2004 A (FSA Insd)	5.00		07/01/37	2,014,420

	New York (13.9%)
5,000	Long Island Power Authority Ser 2000 A (FSA Insd)	0.00		06/01/17	3,413,050
1,460	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50		01/01/20	1,541,643
5,000	Metropolitan Transportation Authority, State Service Contract Ser 2002 B (MBIA Insd)	5.50		07/01/24	5,261,650
10,000	Metropolitan Transportation Authority, Refg Ser 2002 A (AMBAC Insd)	5.50		11/15/18	10,447,500
9,355	Nassau County Tobacco Settlement Corp Ser 2006	5.00		06/01/35	8,101,711
3,097	New York City Housing Development Corporation, Ruppert-FHA Ins Sec 223 F	6.50		11/15/18	3,256,019
6,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.25		03/01/15	5,980,020
5,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50		03/01/35	5,002,150
12,000	New York City Industrial Development Agency, American Airlines Inc Ser 2005 (AMT)	7.625		08/01/25	10,615,320
5,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (MBIA Insd)	4.75		03/01/46	4,707,200
5,000	New York City Municipal Water Finance Authority, 2005 Ser B (AMBAC Insd)	5.00		06/15/28	5,093,750
2,225	New York City Subser 2008 L-1	5.00		04/01/27	2,278,333
7,000	New York City Transitional Finance Authority, 2003 Ser D (MBIA Insd)	5.25		02/01/21	7,216,580
5,000	New York City Transitional Finance Authority, Refg 2003 Ser A	5	.50(a)	11/01/26	5,270,100

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00%	07/01/34	$10,098,600
2,000	New York State Dormitory Authority, State University 1990 Ser	7.50	05/15/13	2,347,740
5,000	New York State Dormitory Authority, State University 1993 Ser A	5.25	05/15/15	5,361,650
9,660	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16	11,222,312
4,810	New York State, Refg Ser 1995 B	5.70	08/15/10	4,823,131
10,000	Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)	5.00	10/15/29	10,215,700
3,000	Westchester Tobacco Asset Securitization Corporation, Ser 2005	5.125	06/01/38	2,633,190

				124,887,349

	North Carolina (1.3%)
5,000	North Carolina Municipal Power Agency # 1, Catawba Ser 1998 A (MBIA Insd)	5.50	01/01/15	5,390,100
4,000	North Carolina Municipal Power Agency # 1, Catawba Ser 2003 A (MBIA Insd)	5.25	01/01/19	4,113,680
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 (COPs) (FGIC Insd)	5.00	06/01/31	1,951,940

				11,455,720

	Ohio (1.2%)
3,895	Cleveland Public Power System, Ser 2008 B-1 (MBIA Insd)	0.00	11/15/25	1,582,928
3,000	Erie County Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,016,350
1,110	Hamilton County, Sales Tax 2000 (AMBAC Insd)	5.25	12/01/32	1,116,205
5,000	Lorain County Catholic Health Ser 9 2001 A	5.25	10/01/33	4,992,650

				10,708,133

	Oregon (0.1%)
1,280	Jackson County, Medford School District # 549C Ser 2008	4.25	06/15/23	1,263,245

	Pennsylvania (1.6%)
1,700	Chester County Industrial Development Authority, RHA/PA Nursing Home Inc Ser 1989	8.50	05/01/32	1,762,288
2,000	Montgomery County White Marsh Ser 2005	6.125	02/01/28	1,836,720
10,000	Pennsylvania First Ser 2003 (MBIA Insd) (g)	5.00	01/01/13 (c)	10,682,150

				14,281,158

	Puerto Rico (2.3%)
15,000	Puerto Rico Electric Power Authority Ser O	0.00	07/01/17	9,760,950
10,000	Puerto Rico Highway & Transportation Authority Refg Ser X	5.50	07/01/15	10,770,300

				20,531,250

	South Carolina (1.3%)
5,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25	12/01/30	5,061,000

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$210	Lexington Country Health Services District Inc, Refg Ser 2007	5.00%	11/01/16	$214,145
1,025	Richland County Environment Improvement Refg Ser 2007 A	4.60	09/01/12	1,001,579
5,000	South Carolina Public Service Authority Refg Ser 2002 D (FSA Insd)	5.00	01/01/21	5,118,250

				11,394,974

	Tennessee (1.8%)
16,000	Tennessee Energy Acquisition Corporation Ser 2006 A (g)	5.25	09/01/19	15,625,280

	Texas (9.6%)
10,000	Dallas/Fort Worth International Airport Ser 2003 A (AMT) (FSA Insd)	5.25	11/01/24	9,986,200
2,840	Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	2,922,928
3,860	Harris Country Health Facilities Development Corporation, Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/26	3,919,135
3,180	Harris Country Health Facilities Development Corporation, Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/27	3,213,167
5,000	Houston Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17	5,135,550
20,000	Houston Combined Utility System, First Lien Refg Ser 2004 A (FSA Insd)	5.25	05/15/22	20,976,200
5,000	Houston Combined Utility System, First Lien Refg Ser 2004 A (MBIA Insd)	5.25	05/15/25	5,124,000
8,750	Houston Hotel Occupancy Tax, Ser 2001 B (FSA -CR AMBAC Insd)	0.00	09/01/26	3,276,438
3,600	Houston Hotel Occupancy Tax, Ser 2001 B (FSA -CR AMBAC Insd)	0.00	09/01/27	1,241,856
6,875	Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	7,058,769
5,000	Lubbock Health Facilities Development Corporation, Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	4,854,600
22,800	North Texas Tollway Authority, Refg First Tier Ser 2008 D (AGC Insd)	0.00	01/01/28	7,913,652
2,165	North Texas Tollway Authority, Refg First Tier Ser 2008 D (AGC Insd)	0.00	01/01/29	710,358
1,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.50	05/15/19	1,054,950
5,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.00	05/15/28	5,050,550
1,490	Texas Municipal Gas Acquisition and Supply Corporation, Senior Lien Ser 2008 D (WI)	6.25	12/15/26	1,427,122
1,790	Victoria Independent School District, School Building Ser 2008	5.00	02/15/23	1,857,787

				85,723,262

	Utah (0.6%)
5,000	Salt Lake City IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15	5,353,750

	Vermont (0.2%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36	2,147,024

	Virginia (0.1%)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	Tobacco Settlement Financing Corporation, Asset-Backed Ser 2005	5.50%	06/01/12 (c)	$1,095,040

	Washington (5.3%)
5,000	Grant County Public Utility District #2, Electric Refg Ser 2001 H (FSA Insd)	5.375	01/01/18	5,212,650
5,000	Grant County Public Utility District #2, Wanapum Hydro Refg Ser A 2005	5.00	01/01/38	4,879,450
6,420	Port of Seattle Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	6,445,808
2,450	Seattle Drainage and Wastewater, Ser 2008	5.00	06/01/25	2,529,233
7,330	Seattle Municipal Light & Power, Impr & Refg Ser 2001 (FSA Insd)	5.50	03/01/18	7,645,923
10,000	Seattle Water Refg 2003 (MBIA Insd)	5.00	09/01/20	10,281,100
10,000	Seattle Water Refg 2003 (MBIA Insd)	5.00	09/01/23	10,260,200

				47,254,364

	West Virginia (0.4%)
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00	10/01/27	1,973,080
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00	10/01/28	1,959,920

				3,933,000

	Wisconsin (0.3%)
2,500	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Ser 2006 A	5.375	02/15/34	2,368,525

	Total Tax-Exempt Municipal Bonds (Cost $902,680,022)			904,299,789

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

NUMBER OF
SHARES (000)		VALUE

	Short-Term Investment (h) (1.6%)
	Investment Company
14,412	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Investment Class (Cost $14,411,857)	$14,411,857

	Total Investments (Cost $917,091,879)	918,711,646

PRINCIPAL
AMOUNT IN
THOUSANDS

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (-3.4%)
$(30,500)	Notes with interest rates ranging from 1.55% to 1.63% at June 30, 2008 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 (See Note 1D) (i) (Cost $(30,500,000))		$(30,500,000)

	Total Net Investments (Cost $886,591,879) (j) (k)	99.1%	888,211,646
	Other Assets in Excess of Liabilities	0.9	8,004,997

	Net Assets	100.0%	$896,216,643

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
WI	Security purchased on a when-issued basis.
(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(b)	A portion of this security has been physically segregated in connection with open futures and swap contracts in the amount of $1,973,482.
(c)	Prerefunded to call date shown.
(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $10,539,450 which represents 1.2% of net assets.
(e)	Resale is restricted to qualified institutional investors.
(f)	Joint exemption.
(g)	Underlying security related to inverse floaters entered into by the Fund (See Note 1D).
(h)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class.
(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June 30, 2008.
(j)	Securities have been designated as collateral in the amount equal to $301,670,789 in connection with the purchase of a when-issued security, open futures and swap contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,857,750 and the aggregate gross unrealized depreciation is $26,237,983, resulting in net unrealized appreciation of $1,619,767.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

Futures Contracts Open at June 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

1,455	Long	Swap Future 5 Year September 2008	$156,139,688	$(262,063)
561	Long	U.S. Treasury Note Future 10 Year September 2008	63,910,175	633,667
243	Long	U.S. Treasury Note Future 2 Year September 2008	51,322,358	23,259
548	Short	U.S. Treasury Note Future 5 Year September 2008	(60,583,970)	(50,383)
851	Short	Swap Future 10 Year September 2008	(93,570,114)	(607,213)
873	Short	U.S. Treasury Bond Future 20 Year September 2008	(100,913,344)	(623,867)

		Net Unrealized Depreciation		$(886,600)

Interest Rate Swap Contracts Open at June 30, 2008:

	NOTIONAL	PAYMENTS			UNREALIZED
	AMOUNT	MADE	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

JPMorgan Chase Bank	$62,920	Floating Rate 0.00%#	Fixed Rate 5.385%	February 14, 2018	$471,271
Bank of America N.A.	16,101	Floating Rate 0.00 #	Fixed Rate 5.580	February 28, 2018	231,049
Bank of America N.A.	17,945	Floating Rate 0.00 #	Fixed Rate 5.070	April 14, 2018	(77,522)
Bank of America N.A.	15,750	Floating Rate 0.00 #	Fixed Rate 4.982	April 15, 2018	(117,022)
Merrill Lynch & Co.	21,000	Floating Rate 0.00 #	Fixed Rate 5.000	April 15, 2018	(143,010)
JPMorgan Chase Bank	80,130	Fixed Rate 5.831	Floating Rate 0.00 #	February 14, 2023	(1,035,279)
Bank of America N.A.	22,252	Fixed Rate 5.990	Floating Rate 0.00 #	February 28, 2023	(383,847)
Bank of America N.A.	22,970	Fixed Rate 5.470	Floating Rate 0.00 #	April 14, 2023	(64,546)
Bank of America N.A.	19,205	Fixed Rate 5.380	Floating Rate 0.00 #	April 15, 2023	(6,530)
Merrill Lynch & Co.	26,985	Fixed Rate 5.395	Floating Rate 0.00 #	April 15, 2023	(20,239)

			Net Unrealized Depreciation		$(1,145,675)

#	Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $902,680,022)	$904,299,789
Investments in affiliate, at value (cost $14,411,857)	14,411,857
Unrealized appreciation on open swap contracts	702,320
Receivable for:
Interest	12,154,971
Investment sold	770,000
Variation margin	201,636
Shares of beneficial interest sold	108,818
Dividends from affiliate	17,796
Prepaid expenses and other assets	80,971

Total Assets	932,748,158

Liabilities:
Floating rate note and dealer trusts obligations	30,500,000
Unrealized depreciation on open swap contracts	1,847,995
Payable for:
Investments purchased	1,427,122
Shares of beneficial interest redeemed	1,027,124
Dividends to shareholders	436,873
Investment advisory fee	286,901
Distribution fee	82,381
Administration fee	61,571
Transfer agent fee	25,030
Payable to bank	607,961
Accrued expenses and other payables	228,557

Total Liabilities	36,531,515

Net Assets	$896,216,643

Composition of Net Assets:
Paid-in-capital	$884,597,672
Net unrealized depreciation	(412,508)
Accumulated undistributed net investment income	802,128
Accumulated undistributed net realized gain	11,229,351

Net Assets	$896,216,643

Class A Shares:
Net Assets	$166,980,501
Shares Outstanding (unlimited authorized, $.01 par value)	15,455,453
Net Asset Value Per Share	$10.80

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$11.28

Class B Shares:
Net Assets	$61,692,230
Shares Outstanding (unlimited authorized, $.01 par value)	5,686,400
Net Asset Value Per Share	$10.85

Class C Shares:
Net Assets	$24,827,556
Shares Outstanding (unlimited authorized, $.01 par value)	2,295,056
Net Asset Value Per Share	$10.82

Class I Shares: @@
Net Assets	$642,716,356
Shares Outstanding (unlimited authorized, $.01 par value)	59,524,011
Net Asset Value Per Share	$10.80

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements continued

Statement of Operations
For the six months ended June 30, 2008 (unaudited)

Net Investment Income:
Income
Interest	$23,812,497
Dividends from affiliate	319,080

Total Income	24,131,577

Expenses
Investment advisory fee	1,742,640
Interest and residual trust expenses	516,947
Distribution fee (Class A shares)	198,475
Distribution fee (Class B shares)	199,994
Distribution fee (Class C shares)	90,248
Administration fee	371,441
Transfer agent fees and expenses	266,352
Shareholder reports and notices	82,462
Registration fees	40,754
Professional fees	37,962
Custodian fees	22,761
Trustees’ fees and expenses	14,409
Other	53,037

Total Expenses	3,637,482
Less: expense offset	(456)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(16,671)

Net Expenses	3,620,355

Net Investment Income	20,511,222

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	9,157,054
Futures contracts	2,732,646
Swap contracts	(286,393)

Net Realized Gain	11,603,307

Change in Unrealized Appreciation/Depreciation on:
Investments	(40,108,511)
Futures contracts	(1,259,714)
Swap contracts	(1,145,675)

Net Change in Unrealized Appreciation/Depreciation	(42,513,900)

Net Loss	(30,910,593)

Net Decrease	$(10,399,371)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$20,511,222	$45,975,587
Net realized gain	11,603,307	3,873,227
Net change in unrealized appreciation/depreciation	(42,513,900)	(33,808,327)

Net Increase (Decrease)	(10,399,371)	16,040,487

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(3,628,014)	(7,415,962)
Class B shares	(1,328,521)	(3,383,502)
Class C shares	(500,638)	(1,104,380)
Class I shares@@	(15,336,563)	(33,995,368)
Net realized gain
Class A shares	(281,922)	(546,322)
Class B shares	(105,819)	(237,580)
Class C shares	(41,744)	(86,837)
Class I shares@@	(1,093,235)	(2,248,960)

Total Dividends and Distributions	(22,316,456)	(49,018,911)

Net decrease from transactions in shares of beneficial interest	(35,399,214)	(96,907,168)

Net Decrease	(68,115,041)	(129,885,592)
Net Assets:
Beginning of period	964,331,684	1,094,217,276

End of Period (Including accumulated undistributed net investment income of $802,128 and $1,084,642, respectively)	$896,216,643	$964,331,684

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Tax-Exempt Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended the (“Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland on December 31, 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees;

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

(3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Floating Rate Note and Dealer Trusts Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate note and dealer trusts obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest Income” and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Fund’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At June 30, 2008, Fund investments with a value of $43,432,900 are held by the Dealer Trusts and serve as collateral for the $30,500,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at June 30, 2008 are presented in the Portfolio of Investments.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.245% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.22% to the portion of the daily net assets exceeding $2.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.60% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.70% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,893,672 at June 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $113, $31,227 and $1,542, respectively and received $45,219 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class. For the six months ended June 30, 2008, advisory fees paid were reduced by $16,671, relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $319,080 for the six months ended June 30, 2008. During the six months ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class aggregated $161,278,432 and $158,336,487, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2008 aggregated $101,340,153 and $143,636,188, respectively.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $6,745. At June 30, 2008, the Fund had an accrued pension liability of $106,341 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
	(unaudited)
CLASS A SHARES
Sold	951,272	$10,502,187	1,116,509	$12,669,252
Conversion from Class B	208,351	2,315,998	1,292,052	14,670,995
Reinvestment of dividends and distributions	314,707	3,446,637	443,840	5,026,971
Redeemed	(1,339,410)	(14,814,326)	(2,372,979)	(26,923,462)

Net increase — Class A	134,920	1,450,496	479,422	5,443,756

CLASS B SHARES
Sold	481,974	5,347,275	332,198	3,774,507
Conversion to Class A	(207,463)	(2,315,998)	(1,286,477)	(14,670,995)
Reinvestment of dividends and distributions	111,045	1,221,066	162,865	1,854,073
Redeemed	(1,061,089)	(11,761,181)	(1,419,736)	(16,188,684)

Net decrease — Class B	(675,533)	(7,508,838)	(2,211,150)	(25,231,099)

CLASS C SHARES
Sold	111,912	1,229,956	138,116	1,574,704
Reinvestment of dividends and distributions	44,498	488,083	69,442	787,849
Redeemed	(257,591)	(2,846,039)	(393,779)	(4,479,493)

Net decrease — Class C	(101,181)	(1,128,000)	(186,221)	(2,116,940)

CLASS I SHARES@
Sold	307,703	3,424,602	822,001	9,336,862
Reinvestment of dividends and distributions	1,239,928	13,575,322	1,787,023	20,237,844
Redeemed	(4,089,245)	(45,212,796)	(9,213,161)	(104,577,591)

Net decrease — Class I	(2,541,614)	(28,212,872)	(6,604,137)	(75,002,885)

Net decrease in Fund	(3,183,408)	$(35,399,214)	(8,522,086)	$(96,907,168)

@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (“futures contracts”).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$888,211,646	$14,411,857	$873,799,789	—
Other Financial Instruments*	(2,032,275)	(886,600)	(1,145,675)	—

Total	$886,179,371	$13,525,257	$872,654,114	—

*	Other financial instruments include futures, forwards, and swap contracts.

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$11.19			$11.56	$11.55	$11.82	$11.97	$11.88

Income (loss) from investment operations:
Net investment income	0.24			0.50	0.50	0.52	0.53	0.54
Net realized and unrealized gain (loss)	(0.37)			(0.34)	0.08	(0.12)	(0.09)	0.10

Total income (loss) from investment operations	(0.13)			0.16	0.58	0.40	0.44	0.64

Less dividends and distributions from:
Net investment income	(0.24)			(0.49)	(0.50)	(0.51)	(0.53)	(0.54)
Net realized gain	(0.02)			(0.04)	(0.07)	(0.16)	(0.06)	(0.01)

Total dividends and distributions	(0.26)			(0.53)	(0.57)	(0.67)	(0.59)	(0.55)

Net asset value, end of period	$10.80			$11.19	$11.56	$11.55	$11.82	$11.97

Total Return(1)	(1.15)		%(5)	1.42%	5.19%	3.46%	3.82%	5.53%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.91%(4	)(6)		0.98%(4)	0.85%(2)	0.69%	0.65%	0.70%

Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.80%(4	)(6)		0.79%(4)	0.78%(2)	0.69%	0.65%	0.70%

Net investment income	4.29%(4	)(6)		4.35%(4)	4.32%(2)	4.39%	4.48%	4.58%

Supplemental Data:
Net assets, end of period, in thousands	$166,981			$171,501	$171,530	$162,922	$128,578	$119,199

Portfolio turnover rate	11%(5)			7%	10%	17%	14%	15%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$11.24			$11.61	$11.60	$11.87	$12.02	$11.93

Income (loss) from investment operations:
Net investment income	0.22			0.46	0.46	0.47	0.48	0.50
Net realized and unrealized gain (loss).	(0.37)			(0.34)	0.08	(0.12)	(0.09)	0.09

Total income (loss) from investment operations	(0.15)			0.12	0.54	0.35	0.39	0.59

Less dividends and distributions from:
Net investment income	(0.22)			(0.45)	(0.46)	(0.46)	(0.48)	(0.49)
Net realized gain	(0.02)			(0.04)	(0.07)	(0.16)	(0.06)	(0.01)

Total dividends and distributions	(0.24)			(0.49)	(0.53)	(0.62)	(0.54)	(0.50)

Net asset value, end of period	$10.85			$11.24	$11.61	$11.60	$11.87	$12.02

Total Return(1)	(1.40)		%(5)	1.07%	4.82%	3.00%	3.34%	5.12%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.27%(4	)(6)		1.34%(4)	1.21%(2)	1.12%	1.11%	1.09%

Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.16%(4	)(6)		1.15%(4)	1.14%(2)	1.12%	1.11%	1.09%

Net investment income	3.93%(4	)(6)		3.99%(4)	3.96%(2)	3.96%	4.02%	4.19%

Supplemental Data:
Net assets, end of period, in thousands	$61,692			$71,528	$99,514	$127,327	$195,859	$231,146

Portfolio turnover rate	11%(5)			7%	10%	17%	14%	15%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$11.21			$11.57	$11.57	$11.84	$11.99	$11.90

Income (loss) from investment operations:
Net investment income	0.21			0.44	0.45	0.45	0.46	0.49
Net realized and unrealized gain (loss)	(0.37)			(0.32)	0.07	(0.12)	(0.09)	0.09

Total income (loss) from investment operations	(0.16)			0.12	0.52	0.33	0.37	0.58

Less dividends and distributions from:
Net investment income.	(0.21)			(0.44)	(0.45)	(0.44)	(0.46)	(0.48)
Net realized gain	(0.02)			(0.04)	(0.07)	(0.16)	(0.06)	(0.01)

Total dividends and distributions.	(0.23)			(0.48)	(0.52)	(0.60)	(0.52)	(0.49)

Net asset value, end of period	$10.82			$11.21	$11.57	$11.57	$11.84	$11.99

Total Return(1)	(1.46)		%(5)	1.04%	4.63%	2.89%	3.24%	5.02%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.37%(4	)(6)		1.44%(4)	1.31%(2)	1.22%	1.21%	1.19%

Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.26%(4	)(6)		1.25%(4)	1.24%(2)	1.22%	1.21%	1.19%

Net investment income	3.83%(4	)(6)		3.89%(4)	3.86%(2)	3.86%	3.92%	4.09%

Supplemental Data:
Net assets, end of period, in thousands	$24,828			$26,864	$29,891	$31,911	$35,265	$41,661

Portfolio turnover rate	11%(5)			7%	10%	17%	14%	15%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class I Shares @@
Selected Per Share Data:

Net asset value, beginning of period	$11.19			$11.55	$11.55	$11.82	$11.96	$11.88

Income (loss) from investment operations:
Net investment income.	0.25			0.52	0.53	0.54	0.55	0.57
Net realized and unrealized gain (loss)	(0.37)			(0.32)	0.07	(0.12)	(0.08)	0.08

Total income (loss) from investment operations	(0.12)			0.20	0.60	0.42	0.47	0.65

Less dividends and distributions from:
Net investment income	(0.25)			(0.52)	(0.53)	(0.53)	(0.55)	(0.56)
Net realized gain	(0.02)			(0.04)	(0.07)	(0.16)	(0.06)	(0.01)

Total dividends and distributions.	(0.27)			(0.56)	(0.60)	(0.69)	(0.61)	(0.57)

Net asset value, end of period	$10.80			$11.19	$11.55	$11.55	$11.82	$11.96

Total Return(1)	(1.13)		%(5)	1.75%	5.45%	3.52%	4.05%	5.67%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.67%(4	)(6)		0.74%(4)	0.61%(2)	0.52%	0.51%	0.49%

Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.56%(4	)(6)		0.55%(4)	0.54%(2)	0.52%	0.51%	0.49%

Net investment income	4.53%(4	)(6)		4.59%(4)	4.56%(2)	4.56%	4.62%	4.79%

Supplemental Data:
Net assets, end of period, in thousands	$642,716			$694,439	$793,282	$848,438	$950,792	$1,067,805

Portfolio turnover rate	11%(5)			7%	10%	17%	14%	15%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT Morgan Stanley Tax-Exempt Securities Trust

TAXSAN
IU08-04321P-Y06/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Exempt Securities Trust
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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